Intangible Asset, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Asset, Net [Abstract]
Schedule of Intangible Asset, Net

Intangible asset, net consists of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Land use right	49,292,208	49,292,208
Franchise right	334,865	334,865
Less: Accumulated amortization	(1,895,785)	(2,881,629)
Intangible asset, net	47,731,288	46,745,444

Schedule of Future Estimated Amortization Expenses

As of December 31, 2024, the future estimated amortization expenses are as below.

Years ended December 31,	Estimated amortization expense
RMB
2025	985,844
2026	985,844
2027	985,844
2028	985,844
2029	985,844
Thereafter	41,816,224
Total	46,745,444